Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2011
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

12.      Fair Value of Financial Instruments

At September 30, 2011 and 2010, our financial instruments consisted of marketable investments, accounts receivable, accounts payable, notes payable and convertible notes payable. These instruments approximate their fair values as these instruments are either due currently or were negotiated currently and bear interest at market rates. The fair value of the $2,225,000 of convertible note payable is $3,257,934 at September 30, 2011 based upon the intrinsic value of the conversion feature on that date (see Note 7).